Class A Common Stock Subject to Possible Redemption - Additional Information (Details) - $ / shares	Sep. 30, 2021	Mar. 25, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 30, 2019
Schedule Of shares Subject To Possible Redemption [Line Items]
Common Stock, Shares Authorized					1,462,463,611
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Class A [Member]
Schedule Of shares Subject To Possible Redemption [Line Items]
Common Stock, Shares Authorized	941,647,617		941,647,617
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.0001	$ 0.001	$ 0.001
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Schedule Of shares Subject To Possible Redemption [Line Items]
Common Stock, Shares Authorized	87,500,000		87,500,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Class A common stock, subject to possible redemption	48,300,000		48,300,000